Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,248,666	2,188,624
Selling Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	160,492	160,492
Shares Reserved in Exchange for the Cancellation of Certain Non-Voting Membership Interest in Edison Nation Holdings, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		990,000
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	80,000	80,000
Convertible Shares Under Notes Payable[Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	517,073	285,632
Warrants for Noteholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	625,000	50,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	30,000	210,000
Series B Convertible Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	764,618
Shares to be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,071,483	412,500